February 16, 2011

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Russell Mancuso

Re:	Peregrine Semiconductor Corporation

Amendment No. 1 to Registration Statement on Form S-1

File No. 333-170711

Date Filed: November 19, 2010

Dear Mr. Mancuso:

Peregrine Semiconductor Corporation (the “Company”) has electronically transmitted via EDGAR Amendment No. 1 (“Amendment No. 1”) to its Registration Statement on Form S-1 (“Registration Statement”), together with certain exhibits thereto. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. We have also enclosed with the couriered delivery of this letter (i) three unmarked hard copies of Amendment No. 1, and (ii) three hard copies of Amendment No. 1 which are marked to show changes to the Registration Statement filed on November 19, 2010.

On behalf of the Company, this letter corresponds to the comments set forth in the letter to the Company dated December 16, 2010, from the staff of the Securities and Exchange Commission (the “Staff”). For your convenience, we have repeated and numbered the comments from the December 16, 2010 letter in italicized print. The Company’s responses are provided below each comment.

Prospectus

1.	Please confirm that any preliminary prospectus you circulate will include all non-Rule 430A information. This includes the price range and related information based on a bona fide estimate of the public offering price within that range.

RESPONSE TO COMMENT 1:

The Company acknowledges the Staff’s comment and confirms that any preliminary prospectus the Company circulates will include all non-Rule 430A information.

Graphics

2.	Please confirm that you currently sell each product that is depicted in the graphics and that each such product contributes substantially to your revenue. Please also note that you may include text in your artwork only to the extent necessary to explain briefly the visuals in the presentation. Please revise accordingly.

RESPONSE TO COMMENT 2:

The Company acknowledges the Staff’s comment and advises the Staff that it does not sell the products depicted in the top half of the graphics included on the inside front cover, but the Company does sell into the markets they represent. For clarification purposes, the Company has modified such graphics by adding concise “market” descriptors at the bottom of each graphic. These product market graphics are intended to illustrate the markets addressed by the Company’s products. In addition, the Company deleted the text “Changing How RF is Designed. Forever” in response to the Staff’s comment, as such text was not necessary to explain the visuals in the presentation. Lastly, the Company confirms (i) that it currently sells the radio frequency integrated circuits, or RFICs, that are depicted in the bottom half of the graphics included on the inside front cover and the graphics included on the inside back cover and (ii) that each of its product families represented by each product depicted in such graphics contributes substantially to the Company’s revenue.

Table of Contents

3.	Please tell us the purpose of the penultimate sentence of the first paragraph following the table and how you believe that sentence is consistent with Section 12(a)(2) of the Securities Act.

RESPONSE TO COMMENT 3:

In response to the Staff’s comment, the Company has revised the disclosure in Amendment No. 1 to remove the last two sentences of the first paragraph following the table of contents.

Prospectus Summary, page 1

4.	Please provide us independent, objective support for your statement that you are “a leading fabless provider of high performance radio frequency circuits” in the second paragraph on page 2.

RESPONSE TO COMMENT 4:

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 1, 40, 64, and F-8 of Amendment No. 1 to remove the term “leading” from the statement “We are a leading fabless provider of high performance radio frequency integrated circuits.” The Company respectfully submits that it originally included the term “leading” based on sub-segment market share information for select Company products, but felt that retaining the term in the statement, along with descriptions of the applicable market sub-segments and Company products for additional clarification, would detract from the simple description the statement is intended to provide.

5.	Where you make comparative claims that your products are able to “achieve higher levels of” or “improvements in” performance relative to standard CMOS products, please clarify the performance standard on which you are basing these statements.

RESPONSE TO COMMENT 5:

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 1, 40, and 64 of Amendment No. 1 to clarify that the Company’s UltraCMOS technology combines the high levels of performance of traditional specialty processes with the fundamental benefits of standard CMOS.

6.	Please present in a balanced manner the disclosure in your summary. For example, we note the disclosure on page 1 about your year-over-year growth and net income in the nine month period ended September 25, 2010; however, you do not disclose that you had net losses in each of the last three years and an accumulated deficit of $219.8 million at September 25, 2010.

RESPONSE TO COMMENT 6:

In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 40, and 64 of Amendment No. 1 to disclose the Company’s net (loss) income for the fiscal years for which revenue and year-over-year growth are presented, and that the Company had an accumulated deficit of $218.5 million as of December 25, 2010.

7.	Please tell us, with a view to disclosure, the basis for identifying the customers mentioned in the last full paragraph on page 1, such as whether the customers are your largest customers by revenue in 2010.

RESPONSE TO COMMENT 7:

The Company acknowledges the Staff’s comment and confirms that the identified customers are the Company’s top 20 module manufacturers, original equipment manufacturers, or contract manufacturers based on net revenue for the nine months ended September 25, 2010, which have been listed alphabetically. The Company has revised its disclosure on pages 1, 40, 64 and 74 of Amendment No. 1 to update the top 20 module manufacturers, original equipment manufacturers, or contract manufacturers based on net revenue for the year ended December 25, 2010, which have again been listed alphabetically.

8.

Please provide us with copies of the sources of all third-party data included in the prospectus. Clearly mark the relevant sections that support the data you have included in your prospectus and the page number of your prospectus where such data has been used. Please tell us whether all data you cite is publicly available.

Please also tell us whether the sources of the cited data have consented to your use of their names and data, whether you commissioned any of the data or whether it was prepared for use in this registration statement.

RESPONSE TO COMMENT 8:

The Company acknowledges the Staff’s comment and respectfully submits the table below, which summarizes, with respect to third-party data contained in Amendment No. 1, the following information: (i) the page number of Amendment No. 1 on which such third-party data is used, (ii) the specific statement contained in Amendment No. 1 relating to such third-party data, and (iii) the identity of the source for such third-party data. Copies of the requested third-party sources are provided supplementally by couriered delivery with this letter and are marked to highlight the relevant supporting information. Please note that the Company has revised the disclosure on page 65 of Amendment No. 1 regarding data from Infonetics Research.

Page	Data	Third-Party Source
1, 40, 64, 74	According to third-party “tear down” reports of handsets provided by UBM TechInsights, we believe our RFICs are also incorporated into products sold by LG Corp., Samsung Electronics Corporation, and Sony Ericsson Mobile Communications AB.	UBM TechInsights: Peregrine Semiconductor Components and Related Systems
2, 64	According to Frost & Sullivan, the worldwide market for RFICs across the aerospace and defense, broadband, industrial, mobile wireless device, test and measurement equipment, and wireless infrastructure industries is expected to grow from $12.2 billion in 2010 to $29.2 billion in 2015, representing a compound annual growth rate, or CAGR, of 19.1%.	Frost and Sullivan: Market Intelligence on RF Semiconductors, November 12, 2010
65	According to Gartner Research, approximately 1.5 billion mobile handsets are expected to be shipped worldwide in 2010, in addition to other mobile wireless devices.	Gartner, Inc. Forecast Analysis: Selected Mobile and Consumer Electronics, 3Q10 Update, Marielena Oppenheimer, et. al., September 2010.
65	According to Gartner Research, the number of smartphones shipped worldwide is expected to grow from 268 million units in 2010 to 782 million units in 2014, representing a CAGR of 31%.	Gartner, Inc. Forecast Analysis: Selected Mobile and Consumer Electronics, 3Q10 Update, Marielena Oppenheimer, et. al., September 2010.
65	According to the Cisco Visual Networking Index forecast, global mobile data traffic is expected to double every year through 2014, with the total volume of data increasing 39 times between 2009 and 2014.	Cisco Visual Networking Index: Forecast and Methodology, 2009-2014, June 2, 2010

Page	Data	Third-Party Source
65

Infonetics projects second generation, 3G, and 4G (LTE and WiMAX) base station deployments worldwide will grow from 945,768 units in 2009 to 2.7 million units in 2014, representing a CAGR of 24%, and sales of femtocell products will increase from 175,975 units in 2009 to 37.7 million units in 2014, representing a CAGR of 193%.

NOTE: this statement has been revised to read as follows:

Infonetics projects second generation, 3G, and 4G (LTE and WiMAX) base station deployments worldwide will grow from 947,120 units in 2009 to 2.7 million units in 2014, representing a CAGR of 24%, and sales of femtocell products will increase from 175,975 units in 2009 to 37.7 million units in 2014, representing a CAGR of 193%.

Infonetics Research: Total 2G/3G Mobile, LTE, and WiMax Infrastructure Pivot, Quarterly Worldwide and Regional Market Size, Share, and Forecasts: 2Q10

Infonetics Research: FMC and Femtocell Equipment, Phones, and Subscribers, Biannual Worldwide and Regional Market Share, Size, and Forecasts: 2nd Delivery, September 16, 2010

The Company respectfully submits that (i) the Cisco Visual Networking Index (“Cisco”) data is available free of charge on Cisco’s website, (ii) the data from Gartner Research, UBM TechInsights and Infonetics Research are available for a fee on the respective companies’ websites, and (iii) the Frost and Sullivan report cited in Amendment No. 1 is not publicly available but is based in part on data that can be obtained by the public from Frost & Sullivan for a fee. The Frost and Sullivan report was commissioned by Deutsche Bank Securities Inc. in connection with the Company’s initial public offering.

With the exception of Cisco, all of the sources referred to above consented to the Company’s use of their names and data in the Registration Statement. The Company did not seek consent from Cisco because the statement attributed to Cisco is taken directly from Cisco’s public website.

We rely on a small number of customers, page 14

9.	We note your disclosure that it is possible that any of your “major” customers could terminate its purchasing arrangements with you. Please revise your risk factor and your business disclosure to indicate when your agreements or arrangements with these customers end and the circumstances under which they can be terminated. Please also file these agreements as exhibits to your registration statement, or tell us why they are not required to be filed.

RESPONSE TO COMMENT 9:

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 14 and 74 of Amendment No. 1 in response to Staff’s comment. The Company advises the Staff that substantially all of the Company’s business, including that from its largest customers, is conducted through standard purchase orders, which provide no contractual guarantees beyond the purchase order itself. Since the Company does not have long-term purchase agreements with customers, it has not filed corresponding exhibits.

Our failure to comply with U.S. laws and regulations, page 24

10.	With a view toward disclosure, please tell us the steps taken to mitigate the impact of the violation you voluntarily reported to the Department of State mentioned in the last paragraph of this risk factor, whether you received a response from the State Department, and the portion of your business attributable to government contracting.

RESPONSE TO COMMENT 10:

The Company acknowledges the Staff’s comment and advises the Staff that it has not yet received a response from the U.S. Department of State. In response to the Staff’s comment, the Company has revised the disclosure on pages 24, 61, and F-28 of Amendment No. 1 to clarify that no response has been received. Additionally, in response to the Staff’s comment, the Company has revised the disclosure on pages 24 and 61 of Amendment No. 1 to more fully describe the additional steps taken by the Company to mitigate the violation. Such mitigating steps include:

1.	The Company voluntarily disclosed the violations to the U.S. Department of State, Directorate of Defense Trade Controls (“DDTC”). The International Traffic in Arms Regulations (“ITAR”), 22 C.F.R. Part 127.12(a) “strongly encourages” persons to disclose exports that may have occurred without the required ITAR license. ITAR further provides that DDTC may consider a voluntary disclosure as a mitigating factor in determining the administrative penalties, if any, that should be imposed. Id.

2.

The Company improved its internal compliance program to reduce the likelihood of future violations. ITAR Part 127.12(b)(3) provides that DDTC may consider as a mitigating factor the steps taken to improve the internal compliance program to reduce the likelihood of future violations. The Company determined that a root cause for the violation was that it did not have appropriate procedures to determine whether its products were subject to the ITAR and instead mistakenly relied on commodity classifications provided by the U.S. Department of Commerce, Bureau of Industry and Security (“BIS”), which administers the Export Administration Regulations (“EAR”). The Company has since enhanced its Export Compliance Program, especially focusing on how products are evaluated to determine the appropriate jurisdiction – i.e. whether the ITAR or EAR applies – and, from there, the appropriate export classification. The export classification procedures evaluate technology and products through the product lifecycle, from pre-R&D activities through end of life. The Company utilizes the DDTC Commodity Jurisdiction it received to ensure that its product classifications are consistent with the ruling. The Company implemented a number of additional measures, including: (i) improved export classification training for employees; (ii) automatic blocks on sales orders for international shipments that, in turn, prevent export until an export license has been received; and (iii) an annual export compliance audit that includes a review of product/technology export classifications.

3.	The Company is fully cooperating with the DDTC’s investigation. The Company continues to cooperate with DDTC’s investigation, which is another ITAR Part 127.12(b)(3) mitigating factor.

4.	The Company made the voluntary disclosure with the full knowledge and authorization of the Company’s senior management. The Company made the voluntary disclosure with the full knowledge, support, authorization, and encouragement of the Company’s senior management, establishing another mitigating factor per ITAR Part 127.12(b)(3).

The Company also advises the Staff that revenue on product sales subject to ITAR is approximately 5% of its total net revenue for the year ended December 25, 2010. However, the Company was only required to obtain a licensing approval from the DDTC for sales of approximately $2.6 million for the year ended December 25, 2010.

In addition, the Company notes that approximately 4% of its net revenue for the year ended December 25, 2010 is subject to government contracting.

Use of Proceeds, page 32

11.	Please revise to state the approximate amount intended to be used for each purpose for which the net proceeds from the securities to be offered are intended to be used. Refer to Item 504 of Regulation S-K.

RESPONSE TO COMMENT 11:

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company has not made any decisions with respect to particular capital expenditures to be made with the net proceeds of the offering. In response to the Staff’s comment, the Company has revised the disclosure regarding use of proceeds on page 33 of Amendment No. 1 to state that the Company has not allocated a significant portion of the net proceeds of the offering for any specific purpose, but has identified categories for which it may use such proceeds.

12.	We note the second sentence of the second paragraph. While you may reserve the right to change the allocation of proceeds, in order to do so you must disclose the specific contingencies that would give rise to a change. See Instruction 7 to Item 504 of Regulation S-K. Please revise to discuss specifically the contingencies and the alternative use of proceeds in the event a contingency occurs.

RESPONSE TO COMMENT 12:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 33 of Amendment No. 1 to discuss contingencies impacting the actual use of the proceeds.

Capitalization, page 33

13.	Please revise to remove the caption relating to cash and cash equivalents from your presentation of capitalization.

RESPONSE TO COMMENT 13:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 34 of Amendment No. 1 to remove the caption relating to cash and cash equivalents from its presentation of capitalization.

14.	We note here and throughout the filing that you have presented pro forma adjustments relating to the automatic conversion of the preferred stock into shares of common stock upon the completion of the initial public offering. We further note from “Description of Capital Stock” on page 115 that such automatic conversion occurs only upon the completion of this initial public offering. Please revise the filing to include disclosure of the relevant material terms of the automatic conversion. In this regard, please explain to us why you believe these pro forma adjustments are factually supportable by confirming to us that you presently expect the offering to meet such conditions. If management subsequently concludes the conditions may not be satisfied, please revise the filing accordingly.

RESPONSE TO COMMENT 14:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 34 of Amendment No. 1 to include the relevant material terms of the automatic conversion. The Company’s charter provides for the automatic conversion upon the consummation of a firm commitment underwritten public offering so long as the aggregate proceeds and selling price per share are above certain thresholds. In addition, the Company’s charter provides for automatic conversion of the preferred stock upon the affirmative vote or written consent of a majority of the outstanding shares of preferred stock. The Company believes that the pro forma adjustments are factually supportable because, in the event that the proposed initial public offering does not satisfy the minimum thresholds provided for the amount of offering proceeds and selling price per share to trigger automatic conversion, the Company has received written consents from holders of preferred stock representing more than a majority of the outstanding shares of preferred stock for automatic conversion.

Dilution, page 35

15.	We do not see where you have presented the tangible book value per share before the offering as required by Item 506 of Regulation S-K. Please revise to provide this information.

RESPONSE TO COMMENT 15:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 36 of Amendment No. 1 to present the tangible book value per share before the offering.

16.	While we note the pro forma as adjusted net tangible book value information on the table is blank pending determination of the number of common shares issued and sold in the offering, the first paragraph of this section indicates the amount of the pro forma net tangible book value of your common stock and the amount per share of your pro forma outstanding common stock before the offering as of September 25, 2010. Please revise to include the per share amount in the table.

RESPONSE TO COMMENT 16:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 36 of Amendment No. 1 to present the amount per share of its pro forma net tangible book value of common stock before the offering.

Management’s Discussion and Analysis..., page 39

Critical Accounting Policies and Estimates, page 43

— Revenue Recognition, page 43

17.	Please tell us and revise the filing as appropriate to describe any special pricing arrangements you have with customers, including price protection, rebates or other pricing incentives. Discuss how any such terms impact your revenue recognition.

RESPONSE TO COMMENT 17:

The Company acknowledges the Staff’s comment and has revised the related disclosure associated with our pricing arrangements on pages 44, 45, F-10, and F-11 of Amendment No. 1 to reflect the following information.

The Company records reductions of revenue for estimated product returns in the same period that the related revenue is recorded. The amount of these reductions is based on historical sales returns, analysis of credit memo data, and other factors known at the time. Additional reductions of revenue would result if actual product returns exceed the Company’s estimates. To date, product returns have not been significant.

The Company offers its distributors rights of return, price protection, and in some situations, credits on pricing depending on their end customer (ship and debit credits). For these distributors revenue is not recognized until product is shipped to the end customer of the distributor and the amount that will ultimately be collected is determinable. On shipments where net revenue is not recognized, the Company records an accounts receivable and deferred net revenue for the selling price as there is a legally enforceable right to payment. Inventory at distributors remains on the Company’s books at carrying value until sold by the distributor at which time the Company recognizes the net revenue and cost of net revenue. Revenues to these distributors are recorded net of any pricing adjustments for price protection or ship and debit credits in the same period as the sale of goods to their customers. The amount of any pricing adjustment is based on the difference between the price at which the distributor originally purchased the Company’s inventory and either: (1) a lower distribution price than being offered on those products for price protection; or (2) a special price offered to the distributor in order to meet competitive pressures in the marketplace for ship and debit credits. The Company does not currently offer rebates or other pricing incentives, except for volume purchase pricing at the time of sale, to direct customers or distributors.

The Company also maintains an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. If the financial condition of any customer were to deteriorate, resulting in an impairment of its ability to make payments, additional allowances could be required.

— Stock-Based Compensation, page 45

18.	We note that you estimate expected volatility at the date of grant “from the historical volatilities of a peer group of public companies within the semiconductor industry.” We further note that you considered factors such as industry, stage of development, size and financial leverage when selecting the peer group. For clarification, giving reference to item c. in paragraph 718-10-55-37 of the FASB Accounting Standards Codification, please confirm and revise to disclose that you based your expected volatility on the expected volatilities of entities that are similar “except for having publicly traded securities.” Otherwise, describe what your estimate was based on and how it satisfies the conditions in paragraphs 718-10-55-36 and -37 and Question 6 in SAB Topic 14.D.1.

RESPONSE TO COMMENT 18:

The Company acknowledges the Staff’s comment and confirms that the expected volatility is based on the expected volatilities of entities that are similar “except for having publicly traded securities.” The Company has revised the disclosure on page 46 of Amendment No. 1 to reflect that fact.

19.

Please include an updated discussion of each significant factor contributing to the difference between the fair value as of the date of grant and the estimated IPO price for options granted during the twelve months prior to the date of the most recent balance sheet once you have determined your IPO price range. We will delay our assessment of your stock based compensation pending inclusion of the estimated IPO price in the filing.

RESPONSE TO COMMENT 19:

The Company acknowledges the Staff’s comment and has updated the disclosure on page 50 of Amendment No. 1 for each significant factor contributing to the difference between the fair value as of the date of the grant and the estimated IPO price during the quarter ended December 25, 2010 and will further update the disclosure as necessary upon inclusion of the estimated IPO price in the filing.

Results of Operations, page 51

- Comparison of Nine Months ended September 26, 2009... , page 52

20.	We note that you attribute changes in your results of operations to various factors. For example, you state that gross margin increased as a result of reduced product cost as [we] expanded [our] outsourced manufacturing relationships.” Please revise to quantify the effects of each of the significant items impacting your results for, the period. Refer to Item 303(A)(3)(i) of Regulation S-K.

RESPONSE TO COMMENT 20:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 54 of Amendment No. 1 to quantify the effects of each significant item impacting its results.

Liquidity and Capital Resources, page 59

21.	Please revise this section to discuss material changes in the underlying drivers of your working capital changes (e.g., cash receipts from the sale of goods and cash payments to acquire supplies and components or goods for resale), rather than merely describing items identified on the face of the statement of cash flows to provide a sufficient basis for a reader to analyze the change. Refer to Item 303(a) of Regulation S-K and Release 33-8350.

RESPONSE TO COMMENT 21:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 59 of Amendment No. 1 to discuss the underlying drivers of its working capital changes.

22.	Please file the loan and security agreement discussed on page 61 as an exhibit to the registration statement, or tell us why you do not believe it is not required to be filed.

RESPONSE TO COMMENT 22:

The Company acknowledges the Staff’s comment and respectfully refers the Staff to Exhibit 10.18 to the Registration Statement (Second Amended and Restated Loan and Security, dated June 23, 2010, between Silicon Valley Bank and the Company).

Contractual Obligations, Commitments and Contingencies, page 62

23.	We note that you have identified inventory purchase obligations of $12.1 million. In this regard, please revise to include disclosure in the footnotes of the financial statements that specify all significant terms, including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction. Refer to paragraph (ii)(D) under Item 303(a)(5) of Regulation S-K.

RESPONSE TO COMMENT 23:

The Company acknowledges the Staff’s comment and has revised the disclosure on page F-28 of Amendment No. 1. The Company notes that its inventory purchase obligation of $10.2 million as of December 25, 2010 consists of a future purchase obligation with Silanna Semiconductor of $3.8 million and other open non-cancellable purchase orders of $6.4 million. In June 2010, the Company signed a new foundry agreement with Silanna Semiconductor. This new foundry agreement obligates the Company to purchase $5.4 million of wafer services over a period of 24 months beginning July 1, 2010. Substantially all of the Company’s remaining purchases are conducted on a standard purchase order basis.

Customers, page 75

24.	Please briefly describe the material terms of any agreements with your customers mentioned in the second paragraph of this section.

RESPONSE TO COMMENT 24:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 74 of Amendment No. 1 to describe the arrangements with its customers. The Company advises the Staff that substantially all of the Company’s business, including that from its largest customers, is conducted through standard purchase orders, which provide no contractual guarantees beyond the purchase order itself.

Manufacturing, page 76

25.	Please disclose the material terms of your agreements or arrangements with your limited sources of supply and manufacturing, such as the circumstances under which any agreements can be terminated.

RESPONSE TO COMMENT 25:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 75 of Amendment No. 1 to describe its arrangements with limited source suppliers and manufacturers.

Compensation Discussion and Analysis, page 85

26.	We note that you have not included any disclosure in response to Item 402(s) of Regulation S-K. Please advise us of the basis for your conclusion that disclosure is not necessary and describe the process you undertook to reach that conclusion.

RESPONSE TO COMMENT 26:

The Company acknowledges the Staff’s comment regarding Regulation S-K Item 402(s) and has revised the disclosure on page 81 of Amendment No. 1 to include discussion of the Company’s processes and conclusion with regard to compensation-related risk.

Annual Cash Incentive Bonuses, page 88

27.	We note the payment in 2009 of cash incentive bonuses at a 32.5% level of target bonuses under your 2008 incentive plan. Please revise to explain how the board determined the amount of the payout that was made with respect to each named executive officer.

RESPONSE TO COMMENT 27:

The Company acknowledges the Staff’s comment requesting additional explanation of how bonus amounts were determined. The Company has revised the disclosure on pages 85, and 89-91 of Amendment No. 1 to include additional explanation with respect to determination of bonus payments with regard to the Company’s 2010 annual incentive bonus program.

Equity Based Awards, page 90

28.	Please revise to include substantive analysis and insight into how your board of directors made its stock option grant determinations with respect to each named executive officer. Refer to subparagraphs (b)(I)(iii) and (v) of Item 402 of Regulation S-K. For example, please discuss and analyze how the board determined the actual number of shares underlying the stock options that were awarded to your named executive officers and how and why those awards varied among the named executive officers.

RESPONSE TO COMMENT 28:

The Company acknowledges the Staff’s comment requesting additional explanation of how its board of directors determines the number of shares subject to equity awards granted to its named executive officers. In response, the Company has revised the disclosure on pages 92 and 93 of Amendment No. 1 to include additional explanation with respect to equity grants made during 2010.

Severance or Employment Agreements, page 100

29.	Please file as an exhibit the agreement with Mr. Chapman mentioned in the second paragraph on page 101.

RESPONSE TO COMMENT 29:

The Company acknowledges the Staff’s comment and advises the Staff that the Company has revised the disclosure in Amendment No. 1 to update the named executive officers for fiscal year 2010 in accordance with Item 402 of Regulation S-K. As a result of such updates, Mr. Chapman is no longer listed as a named executive officer and the agreement with Mr. Chapman previously referenced in the Registration Statement has been removed.

Principal and Selling Stockholders, page 111

30.	Please tell us whether the selling stockholders are broker-dealers or affiliates of broker-dealers. A selling stockholder who is a broker-dealer must be identified in the prospectus as an underwriter. In addition, a selling stockholder who is an affiliate of a broker-dealer must be identified in the prospectus as an underwriter unless that selling stockholder is able to make the following representations in the prospectus:

•	The selling stockholder purchased the shares being registered for resale in the ordinary course of business, and

•	At the time of the purchase, the selling stockholder had no agreements or understandings, directly or indirectly, with any person to distribute the securities.

Please revise, as appropriate.

RESPONSE TO COMMENT 30:

The Company acknowledges the Staff’s comment and advises the Staff that the Company has not yet ascertained who the selling stockholders will be, if any. The Company agrees to update the Staff once a determination has been made as to selling stockholders and to revise disclosure in the Registration Statement accordingly.

31.	Please disclose the natural person or persons who exercise the sole or shared voting and/or dispositive powers with respect to the shares to be offered by entities affiliated with Advanced Equities. Additionally, clarify whether the persons identified in the footnotes as managing members or partners of the remaining entities in the table each have voting and/or dispositive control over the shares held by those entities.

RESPONSE TO COMMENT 31:

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 114 and 115 in Amendment No. 1 to include the additional information requested for Advanced Equities and each of the managing members or partners of the remaining entities.

Description of Capital Stock, page 115

Common Stock, page 115

32.	Please revise to describe any provisions in your certificate of incorporation or bylaws that specify the vote required by stockholders to take action. Refer to Item 202(a)(1) of Regulation S-K.

RESPONSE TO COMMENT 32:

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 118 and 119 of Amendment No. 1 accordingly.

Lock-up Agreements, page 117

33.	Please file as exhibits the lock-up agreements mentioned in this section.

RESPONSE TO COMMENT 33:

The Company acknowledges the Staff’s comment and confirms that the form of lock-up agreement will be filed as an exhibit to the Underwriting Agreement, Exhibit 1.1 of the Registration Statement. The lock-up agreements are all consistent with such form.

Underwriting, page 123

34.	We note your intention to apply to list your common stock on either the New York Stock Exchange or Nasdaq Global Market. Please advise us as to the status of any application you have made to be listed; if you have not yet made an application, please tell us when you anticipate making an application relative to the date that you will circulate the preliminary prospectus.

RESPONSE TO COMMENT 34:

The Company acknowledges the Staff’s comment and advises the Staff that it has filed an application to list its common stock on the Nasdaq Global Market. The Company has revised the disclosure in Amendment No. 1 accordingly.

35.	Please expand the last paragraph on page 126 to identify the underwriters with whom you have the relationships mentioned in that paragraph and quantify the extent of the relationships.

RESPONSE TO COMMENT 35:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 130 of Amendment No. 1 to remove the reference indicating that certain of the underwriters and their affiliates have provided services to the Company in the past, which was determined to be unnecessary to include.

Financial Statements, page F-1

36.	Please update the financial statements, if necessary, as required by Rule 3-12 of Regulation S-X.

RESPONSE TO COMMENT 36:

The Company acknowledges the Staff’s comment and has updated the financial statements as required by Rule 3-12 of Regulation S-X.

37.	We note that Schedule II—Valuation and Qualifying Accounts was not included in the filing. Please provide the disclosures to satisfy the requirements of Rule 12-09 of Regulation S-X, or tell us why you believe the information is not required. We note the statement made under Item 16(b) on page II-4 but were unable to verify that such information existed or was not applicable.

RESPONSE TO COMMENT 37:

The Company acknowledges the Staff’s comment and notes that allowance for doubtful accounts is the only valuation and qualifying account for the Company. The allowance for doubtful accounts of $0.1 million has remained materially consistent over the past three years. The Company does not grant or allow material sales adjustments after the initial sale and as such has not recorded a sales related reserve. The Company recorded an inventory reserve of $3.7 million as of December 25, 2010. However, in accordance with SEC Staff Accounting Bulletin: No. 100, the Company’s inventory reserve created a new inventory cost basis and is as such not considered a valuation or qualifying account. The Company does not have any other valuation or qualifying accounts, which have not been disclosed in the notes to the financial statements.

Note 9. Concentrations and Geographic Information, page F-29

38.	We note your disclosure of revenues by geographic segment. If revenues from customers attributed to any individual country are material, please revise to disclose those revenues separately. Refer to paragraph 280-10-50-41(b) of the FASB Accounting Standards Codification.

RESPONSE TO COMMENT 38:

The Company acknowledges the Staff’s comment and has revised page F-30 of Amendment No. 1 to disclose revenues from customers from any material country.

39.	Further to the above, if assets in an individual foreign country are material, please revise to separately disclose those assets. Refer to paragraph 280-10-50-41(b) of the FASB Accounting Standards Codification.

RESPONSE TO COMMENT 39:

The Company acknowledges the Staff’s comment and has revised page F-30 of Amendment No. 1 to disclose that substantially all of the Company’s long-lived tangible assets are located in the U.S.

Exhibit 10.1

40.	Please file as exhibits the indemnification agreements, instead of the form of the indemnification agreement.

RESPONSE TO COMMENT 40:

The Company acknowledges the Staff’s comment and respectfully responds that it believes that filing the form of indemnification agreement is consistent Item 601(b)(10) of Regulation S-K. Specifically, the instructions to Item 601(b)(10) provide that registrants need only file copies of the various compensatory plans and need not file each individual director’s or executive officer’s personal agreement under the plans unless there are particular provisions in such personal agreements whose disclosure in an exhibit is necessary to an investor’s understanding of that individual’s compensation under the plan. The indemnification agreements all contain identical terms and therefore there are no particular provisions in any individual director’s or executive officer’s indemnification agreement that are not otherwise contained in the form of indemnification agreement.

Exhibit 23.1

41.	Please provide an updated consent from your independent auditor as required by Item 601(b)(23)(i) of Regulation S-K prior to requesting effectiveness.

RESPONSE TO COMMENT 41:

The Company acknowledges the Staff’s comment and has included an updated consent from its independent auditor as Exhibit 23.1 to Amendment No. 1.

* * * * *

Please do not hesitate to contact me at (858) 436-8010 or my colleague, Jeff Higgins, at (858) 436-8020, if you have any questions or would like additional information regarding this matter.

Very truly yours,

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/s/ GARI CHEEVER
Gari Cheever

cc:	Jay Biskupski